Adoption of new accounting standards	12 Months Ended
Dec. 31, 2019
Disclosure Of Adoption Of New Accounting Standards [Abstract]
Adoption of new accounting standards [Text Block]

3. Adoption of new accounting standards

IFRS 16, Leases

The Company adopted all of the requirements of IFRS 16 Leases ("IFRS 16") as of January 1, 2019. IFRS 16 replaces IAS 17 Leases ("IAS 17"). IFRS 16 provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The Company has adopted IFRS 16 using the modified retrospective application method, where the 2018 comparatives are not restated and a cumulative catch up adjustment is recorded on January 1, 2019 for any differences identified, including adjustments to the opening deficit balance.

The Company analyzed its contracts to identify whether they contain a lease arrangement for the application of IFRS 16.  On the date of transition, the Company did not have any leases with lease terms in excess of 12 months.  Accordingly, the Company did not record any transition adjustments on January 1, 2019.

The following is the Company's new accounting policy for leases under IFRS 16:

Leases

At inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Leases of right-of-use assets are recognized at the lease commencement date at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined, and otherwise at the Company's incremental borrowing rate. At the commencement date, a right-of-use asset is measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

Each lease payment is allocated between repayment of the lease principal and interest.  Interest on the lease liability in each period during the lease term is allocated to produce a constant periodic rate of interest on the remaining balance of the lease liability.  Except where the costs are included in the carrying amount of another asset, the Company recognizes in profit or loss (a) the interest on a lease liability and (b) variable lease payments not included in the measurement of a lease liability in the period in which the event or condition that triggers those payments occurs.  The Company subsequently measures a right-of-use asset at cost less any accumulated depreciation and any accumulated impairment losses; and adjusted for any remeasurement of the lease liability.  Right-of-use assets are depreciated over the shorter of the asset's useful life and the lease term, except where the lease contains a bargain purchase option a right-of-use asset is depreciated over the asset's useful life.